Income Tax (Details 2)	12 Months Ended			24 Months Ended	1 Months Ended	48 Months Ended	36 Months Ended	24 Months Ended	36 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2016	Jan. 31, 2008	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2016
Income Tax
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Preferential income tax rate (as a percent)	5.00%
Shanghai CRIC | High and new technology enterprise
Income Tax
Preferential income tax rate (as a percent)				15.00%
Shanghai CRIC | Key software enterprises
Income Tax
Preferential income tax rate (as a percent)	10.00%	10.00%
The PRC
Income Tax
Income tax rate (as a percent)					25.00%
The PRC | Shanghai CRIC | High and new technology enterprise
Income Tax
Preferential income tax rate (as a percent)						15.00%
The PRC | Shanghai CRIC | Software enterprise
Income Tax
Preferential income tax rate (as a percent)							12.50%
Percentage of tax reduction							50.00%
The PRC | Shanghai SINA Leju | High and new technology enterprise
Income Tax
Preferential income tax rate (as a percent)								15.00%
The PRC | Shanghai SINA Leju | Software enterprise
Income Tax
Preferential income tax rate (as a percent)							12.50%
Percentage of tax reduction							50.00%
The PRC | Shanghai Fangxin information technology Co., Ltd. | Software enterprise
Income Tax
Preferential income tax rate (as a percent)									12.50%
Percentage of tax reduction									50.00%
The PRC | Chongqing E-House Western Real Estate Investment Consultant Co., Ltd.
Income Tax
Preferential income tax rate (as a percent)	15.00%	15.00%	15.00%
Hong Kong
Income Tax
Income tax rate (as a percent)	16.50%
Macau | Minimum
Income Tax
Progressive tax rate (as a percent)	0.00%
Macau | Maximum
Income Tax
Progressive tax rate (as a percent)	12.00%